Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally approves annual grants to executive officers at a meeting that occurs during the first quarter following each fiscal year end. In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for our Named Executive Officers. During 2024, we did not grant stock options to our Named Executive Officers.

Award Timing Method	The Compensation Committee generally approves annual grants to executive officers at a meeting that occurs during the first quarter following each fiscal year end. In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events.
MNPI Disclosure Timed for Compensation Value	false